3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

                     August 28, 2018

U.S. Securities and Exchange Commission Division of Investment Management 100 F. Street, N.E. Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”) 1940 Act File No. 811-22027

Ladies and Gentlemen:

The Trust is hereby transmitting for filing Amendment No. 199 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Amendment is being filed to register the Verplanck Balanced Fund, a new series of the Trust, under the 1940 Act.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Very truly yours,
/s/ John P. Falco

John P. Falco

cc:	Joel Weiss, President of FundVantage Trust John M. Ford, Esq.

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